Earnings per share (Tables)	9 Months Ended
Sep. 30, 2023
Earnings per share [Abstract]
Earnings per share
Average number of outstanding diluted shares for the nine-month period ended September 30, 2023 have been calculated considering the potential issuance of 3,347,305 shares (3,347,305 shares for the nine-month period ended September 30, 2022) on the settlement of the Green Exchangeable Notes (Note 14) and the potential issuance of 219,762 shares (224,269 shares for the nine-month period ended September 30, 2022) under the long-term incentive plans granted to employees. It also included the potential issuance of 596,681 shares to Algonquin for the nine-month period ended September 30, 2022 under the agreement signed on August 3, 2021, according to which Algonquin has the option, on a quarterly basis, to subscribe such number of shares to maintain its percentage in Atlantica in relation to the use of the ATM program (Note 13).

Item	For the nine-month period ended September 30,
	2023	2022
	($ in thousands)
Profit/(loss) attributable to Atlantica	46,050	(9,473)
Average number of ordinary shares outstanding (thousands) - basic	116,149	114,236
Average number of ordinary shares outstanding (thousands) - diluted	119,714	118,402
Earnings per share for the period (U.S. dollar per share) - basic	0.40	(0.08)
Earnings per share for the period (U.S. dollar per share) - diluted (*)	0.40	(0.09)

(*) The potential ordinary shares related to the Green Exchangeable Notes and the long-term incentive plans granted to employees have not been considered in the calculation of diluted earnings per share for the nine-month period ended September 30, 2023, as they have an antidilutive effect. For the nine-month period ended September 30, 2022, the potential ordinary shares related to the long-term incentive plans granted to employees and the ATM program have not been considered in the calculation of diluted earnings per share as they have an antidilutive effect.